Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0002055592
Registrant Name	Gemini Space Station, Inc.
Registration File Number	333-299242
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES